Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Merger Agreement

On March 10, 2025 the Company entered into its Merger Agreement with RABLBX Merger Sub Inc., a Nevada corporation and wholly owned subsidiary of the Company and REalloys. Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, REalloys will merge with and into Merger Sub, Merger Sub will cease to exist and REalloys will become a wholly-owned subsidiary of the Company. At the Closing of the Merger, the holders of capital stock and outstanding instruments convertible into or exercisable for capital stock of REalloys will receive shares of common and preferred stock of the Company, $0.001 par value, based on an Exchange Ratio formula in the Merger Agreement or as otherwise agreed to in the Merger Agreement, which is subject to adjustment in the event the parties raise capital in excess of certain thresholds. Immediately following Closing, based upon the Exchange Ratio, pre-Closing stockholders of the Company are expected to collectively retain approximately 7.3% of the post-Close aggregate Company Common Stock of the Company, par value $0.001 and holders of REalloys capital stock and instruments convertible into or exercisable for capital stock of the REalloys will receive as merger consideration newly issued shares of Company Common Stock representing approximately 92.7% of the post-Close aggregate as common and preferred stock of the Company. Closing of the Merger is subject to various customary closing conditions including but not limited to the SEC declaring the registration statement effective, approval of REalloys initial listing application by Nasdaq, and stockholder approval. The Merger will be accounted for as a reverse merger with REalloys being the accounting acquiror.

On July 1, 2025, the Company, Merger Sub and REalloys entered into a First Amendment to Agreement and Plan of Merger (the “First Amendment”) in order to reflect Blackboxstocks’ intent to conduct an at-the-market offering of its common stock, pursuant to which up to 250,000 shares of Blackboxstocks common stock may be sold and issued without affecting the calculation of Company Merger Shares (as defined in the Merger Agreement) to be issued in the Merger. Specifically, the First Amendment provides that:

●	The definition of “Permitted Shelf Takedown” was added to Section 1.1 of the Merger Agreement and means “an at-the-market offering of Parent common stock under its shelf registration statement on Form S-3 (File No. 333-284626) which became effective on February 10, 2025, which constitutes a “Permitted Shelf Takedown” as contemplated under the terms of that certain Amendment to Securities Purchase Agreement, dated January 27, 2025, by and between Parent and Five Narrow Lane LP, and the transactions contemplated thereby.”

●	The definition of “Parent Outstanding Shares” was changed in Section 1.1 of the Merger Agreement and means “ without duplication, (including, without limitation, the effects of the Split, if completed) the total number of shares of Parent Common Stock outstanding immediately prior to the Effective Time expressed on a fully-diluted basis, and assuming, without limitation or duplication, the issuance of shares of Parent Common Stock in respect of all In the Money Parent Options, warrants or other rights or commitments to receive shares of Parent Common Stock or Parent Preferred Stock (or securities convertible or exercisable into shares of Parent Common Stock or Parent Preferred Stock other than Parent Series A Stock), whether conditional or unconditional, that are outstanding as of immediately prior to the Effective Time; provided, however, (i) the total number of Parent Common Stock issuable upon conversion of the outstanding Parent Series A Stock shall not be included in the calculation of Parent Outstanding Shares, (ii) up to 250,000 shares of Parent Common Stock or such lesser number of shares actually sold and issued in the Parent’s Permitted Shelf Takedown shall not be included in the Calculation of Parent Outstanding Shares, and (iii) for purposes of calculating the Parent Outstanding Shares, the Parent Outstanding Shares shall be increased by one third (1/3) of the total Parent Financing Preferred Stock Conversion Shares rounded down to the nearest whole number.”

On August 22, 2025, the Company, Merger Sub and REalloys entered into a Second Amendment to Agreement and Plan of Merger (the “Second Amendment”) in order to delete and restate in its entirety the definition of “Permitted Transfer” in the CVR Agreement, which is attached as Exhibit E to the Merger Agreement, as follows:

●	“Permitted Transfer” means (i) the transfer of any or all of the CVRs (upon the death of the Holder) by will or intestacy; (ii) transfer by instrument to an inter vivos or testamentary trust in which the CVRs are to be passed to beneficiaries upon the death of the trustee; (iii) transfers made pursuant to a court order of a court of competent jurisdiction (such as in connection with divorce, bankruptcy or liquidation); (iv) a transfer made by operation of law (including a consolidation or merger); (v) a transfer from a participant’s account in a tax-qualified employee benefit plan to the participant or to such participant’s account in a different tax-qualified employee benefit plan or to a tax-qualified individual retirement account for the benefit of such participant; (vi) a transfer from a participant in a tax-qualified employee benefit plan, who received the CVRs from such participant’s account in such tax-qualified employee benefit plan, to such participant’s account in a different tax-qualified employee benefit plan or to a tax-qualified individual retirement account for the benefit of such participant; or (vii) in the case of CVRs held in book-entry form or other similar nominee form, from a nominee to a beneficial owner (and, if applicable, through an intermediary) or from such nominee to another nominee for the same beneficial owner, in each case as allowable by DTC.

Registration Statement

On January 31, 2025, the Company filed a registration statement on Form S-3 for the sale of up to $50,000,000 of securities. Pursuant to General Instruction I.B.6 of Form S-3, in no event will we sell securities in a primary offering with a value exceeding more than one-third of our public float in any 12-month period so long as our public float remains below $75,000,000.

Legal

From time to time in the normal course of business, the Company may be party to lawsuits or other claims. No such matters are expected to have a material impact on the Company’s financial position or results of operations.

9. Commitments and Contingencies

Leases

The Company leases approximately 2,685 square feet of office space in Dallas Texas pursuant to an office lease with Teachers Insurance and Annuity Association of America that expires on September 30, 2028. During the year ended December 31, 2024, the Company’s rental expenses totaled approximately $125,000.

The table below shows the future lease payment obligations:

Year Ending December 31,	Amount
2025	$91,122
2026	93,136
2027	95,150
2028	72,495
2029	-
Thereafter	-
Total remaining lease payments	$351,903
Less: imputed interest	(57,729)
Present Value of remaining lease payments	$294,174

Current	$65,389
Noncurrent	$228,785

Weighted-average remaining lease term (years)	3.17
Weighted-average discount rate	10.00%

Employee Retention Credit

The Company has applied for a tax credit under the CARES Act known as an Employee Retention Credit or “ERC” in the amount of $188,760. All tax forms are subject to audit and if audited, the Company may be denied a portion or all of the ERC applied for if the Internal Revenue Service denies some or all of the claims for the credit as the Company may not have met all of the criteria to be eligible for the credit. No income or receivable has been recorded as the Company does not yet believe that collection of the credit is probable.